Acquisition - Schedule of business combinations (Details) $ in Thousands, € in Millions	Dec. 31, 2025 USD ($)	Jul. 14, 2025 USD ($)	Jul. 14, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 426,659			$ 395,804
WHOW Games GmbH
Disclosure of detailed information about business combination [line items]
Total cash consideration		$ 64,302	€ 55.0
Identifiable Assets and liabilities, net		27,628
Cash and cash equivalents		2,714
Accounts receivable		4,409
Prepaid expenses, and other assets		164
Intangible assets, net		36,205
Property and equipment		255
Right-of-use assets		1,163
Deferred tax assets		188
Other non-current assets		193
Accounts payable and other payables		(3,930)
Income taxes payable		(2,350)
Lease liabilities		(1,232)
Other current liabilities		(498)
Deferred tax liabilities		(9,653)
Goodwill		$ 36,674